OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
NOTE 11	-	OTHER CURRENT LIABILITIES

Composition:

	US dollars
	December 31,
(in thousands)	2025	2024

Accrued expenses	19,359	14,839
Accrued payroll and related taxes	12,479	10,527
Government institutions	6,467	6,287
Accrued dividend	10,428	8,277
Operating lease liabilities, current	4,133	3,385
Others	4,951	2,589
	57,817	45,904